Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated October 2, 2023 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2023, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On September 30, 2023, the previous Investment Period for the Pacer Swan SOS Conservative (October) ETF, the Pacer Swan SOS Moderate October ETF, and the Pacer Swan SOS Flex October ETF (collectively, the “Pacer Swan SOS October Series”) ended. A new Investment Period for the Pacer Swan SOS October Series began as of October 2, 2023 and will end on September 30, 2024. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	January 3, 2023	December 29, 2023	17.10%	16.35%
Pacer Swan SOS Conservative (April) ETF	April 3, 2023	March 28, 2024	14.43%	13.68%
Pacer Swan SOS Conservative (July) ETF	July 3, 2023	June 28, 2024	14.73%	13.98%
Pacer Swan SOS Conservative (October) ETF	October 2, 2023	September 30, 2024	15.95%	15.20%
Pacer Swan SOS Moderate (January) ETF	January 3, 2023	December 29, 2023	18.25%	17.50%
Pacer Swan SOS Moderate (April) ETF	April 3, 2023	March 28, 2024	14.95%	14.20%
Pacer Swan SOS Moderate (July) ETF	July 3, 2023	June 28, 2024	14.52%	13.77%
Pacer Swan SOS Moderate (October) ETF	October 2, 2023	September 30, 2024	15.50%	14.75%
Pacer Swan SOS Flex (January) ETF	January 3, 2023	December 29, 2023	21.90%	21.15%
Pacer Swan SOS Flex (April) ETF	April 3, 2023	March 28, 2024	17.80%	17.05%
Pacer Swan SOS Flex (July) ETF	July 3, 2023	June 28, 2024	16.72%	15.97%
Pacer Swan SOS Flex (October) ETF	October 2, 2023	September 30, 2024	17.65%	16.90%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.